CONSOLIDATED BALANCE SHEETS - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash and cash equivalents		$ 3,140,747	$ 1,254,494
Accounts receivable, net (includes unbilled receivables of $143,219 and $109,475 as of December 31, 2023 and 2022, respectively)		686,327	1,008,375
Related party receivables		44,087	31,446
Prepaid expenses and other current assets		826,781	580,086
Total Current Assets		4,697,942	2,874,401
Noncurrent Assets:
Capitalized internal-use software, net		1,472,374	1,418,672
Goodwill		1,248,664	1,248,664
Intangible assets, net		223,690	251,686
Property and equipment, net		56,436	300,664
Operating lease right of use assets		164,740	315,765
Other assets		29,468	2,066
Total Assets		7,893,314	6,411,918
Current Liabilities:
Accounts payable		1,232,118	945,162
Related party payables		82,101	273,176
Accrued expenses		1,143,890	1,099,824
Deferred revenue		10,800	1,811,680
Income tax payable		1,975	21,076
Short-term operating lease liabilities		81,236	177,795
Short-term financial liabilities		162,130	118,860
Total Current Liabilities		2,714,250	4,447,573
Noncurrent Liabilities:
Warrant liabilities		256,536	261,569
Notes payable, plus accrued interest of $40,317 and $16,458, as of December 31, 2023 and 2022, respectively		953,877	886,465
Long-term operating lease liabilities		53,771	102,407
Long-term financial liabilities		0	88,760
Total Liabilities		3,978,434	5,786,774
Commitments, Note 11
Stockholders' Equity:
Common stock $0.01 par value, 50,000,000 shares authorized, 9,198,089 and 4,910,815 shares issued, and 9,143,355 and 4,854,302 outstanding at December 31, 2023 and 2022, respectively	[1]	6,096	3,237
Treasury stock, at cost: 54,734 and 56,513 shares held as of December 31, 2023 and 2022, respectively	[1]	0	0
Additional paid-in capital	[1]	54,460,960	39,541,489
Stockholders' notes receivable		0	(18,547)
Accumulated other comprehensive income		139,670	237,252
Accumulated deficit		(50,853,285)	(39,299,726)
Total T Stamp Inc. Stockholders' Equity		3,753,441	463,705
Non-controlling interest		161,439	161,439
Total Stockholders' Equity		3,914,880	625,144
Total Liabilities and Stockholders' Equity		$ 7,893,314	$ 6,411,918

[1]	After giving effect to the 15 for 1 reverse stock split effected on January 6, 2025.